Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Wholesale - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Gross exposure	£ 148,916.0	£ 139,494.0
ECL coverage %	0.70%	0.60%
UK
Disclosure of financial assets [line items]
Gross exposure	£ 57,812.0	£ 52,274.0
ECL coverage %	0.50%	0.50%
France
Disclosure of financial assets [line items]
Gross exposure	£ 66,036.0	£ 62,703.0
ECL coverage %	0.80%	0.70%
Germany
Disclosure of financial assets [line items]
Gross exposure	£ 16,255.0	£ 16,789.0
ECL coverage %	0.90%	0.60%
Stage 1 | Non credit – impaired
Disclosure of financial assets [line items]
Gross exposure	£ 132,152.0	£ 123,258.0
Collateral value	£ 3,664.0	£ 2,661.0
ECL coverage %	0.00%	0.10%
Stage 1 | Non credit – impaired | UK
Disclosure of financial assets [line items]
Gross exposure	£ 52,549.0	£ 46,516.0
Collateral value	£ 77.0	£ 51.0
ECL coverage %	0.00%	0.10%
Stage 1 | Non credit – impaired | France
Disclosure of financial assets [line items]
Gross exposure	£ 59,903.0	£ 58,052.0
Collateral value	£ 3,128.0	£ 2,555.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 12,386.0	£ 12,187.0
Collateral value	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | Not collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 117,166.0	£ 109,435.0
ECL coverage %	0.00%	0.10%
Stage 1 | Non credit – impaired | Not collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 46,080.0	£ 40,298.0
ECL coverage %	0.00%	0.10%
Stage 1 | Non credit – impaired | Not collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 53,960.0	£ 52,583.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | Not collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 11,577.0	£ 11,479.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 10,444.0	£ 10,399.0
ECL coverage %	0.10%	0.10%
Stage 1 | Non credit – impaired | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 6,300.0	£ 6,133.0
ECL coverage %	0.10%	0.10%
Stage 1 | Non credit – impaired | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 2,146.0	£ 2,221.0
ECL coverage %	0.00%	0.10%
Stage 1 | Non credit – impaired | Fully collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 809.0	£ 708.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 4,542.0	£ 3,424.0
ECL coverage %	0.10%	0.10%
Stage 1 | Non credit – impaired | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 169.0	£ 85.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 3,797.0	£ 3,248.0
ECL coverage %	0.10%	0.10%
Stage 1 | Non credit – impaired | Partially collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 2,456.0	£ 2,450.0
ECL coverage %	0.20%	0.20%
Stage 1 | Non credit – impaired | – less than 50% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 1,643.0	£ 1,649.0
ECL coverage %	0.20%	0.10%
Stage 1 | Non credit – impaired | – less than 50% | France
Disclosure of financial assets [line items]
Gross exposure	£ 491.0	£ 587.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – less than 50% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 51% to 75%
Disclosure of financial assets [line items]
Gross exposure	£ 3,321.0	£ 3,543.0
ECL coverage %	0.10%	0.10%
Stage 1 | Non credit – impaired | – 51% to 75% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,161.0	£ 2,124.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 51% to 75% | France
Disclosure of financial assets [line items]
Gross exposure	£ 1,050.0	£ 989.0
ECL coverage %	0.00%	0.10%
Stage 1 | Non credit – impaired | – 51% to 75% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 76% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 354.0	£ 801.0
ECL coverage %	0.00%	0.10%
Stage 1 | Non credit – impaired | – 76% to 90% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 234.0	£ 446.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 76% to 90% | France
Disclosure of financial assets [line items]
Gross exposure	£ 36.0	£ 349.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 76% to 90% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 4,313.0	£ 3,605.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 91% to 100% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,262.0	£ 1,914.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 91% to 100% | France
Disclosure of financial assets [line items]
Gross exposure	£ 569.0	£ 296.0
ECL coverage %	0.00%	0.00%
Stage 1 | Non credit – impaired | – 91% to 100% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 809.0	£ 708.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Non credit – impaired
Disclosure of financial assets [line items]
Gross exposure	£ 14,715.0	£ 14,272.0
Collateral value	£ 426.0	£ 1,408.0
ECL coverage %	1.00%	0.90%
Lifetime expected credit losses | Non credit – impaired | UK
Disclosure of financial assets [line items]
Gross exposure	£ 4,569.0	£ 4,977.0
Collateral value	£ 13.0	£ 3.0
ECL coverage %	0.80%	0.90%
Lifetime expected credit losses | Non credit – impaired | France
Disclosure of financial assets [line items]
Gross exposure	£ 5,292.0	£ 4,096.4
Collateral value	£ 405.0	£ 1,404.0
ECL coverage %	1.10%	1.20%
Lifetime expected credit losses | Non credit – impaired | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 3,497.0	£ 4,185.0
Collateral value	£ 0.0	£ 0.0
ECL coverage %	0.90%	0.50%
Lifetime expected credit losses | Non credit – impaired | Not collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 13,074.0	£ 11,024.0
ECL coverage %	0.90%	0.90%
Lifetime expected credit losses | Non credit – impaired | Not collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 4,219.0	£ 4,365.0
ECL coverage %	0.80%	0.90%
Lifetime expected credit losses | Non credit – impaired | Not collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 4,581.0	£ 1,890.0
ECL coverage %	1.00%	1.50%
Lifetime expected credit losses | Non credit – impaired | Not collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 3,269.0	£ 3,942.0
ECL coverage %	0.90%	0.60%
Lifetime expected credit losses | Non credit – impaired | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 1,132.0	£ 1,675.0
ECL coverage %	1.50%	1.10%
Lifetime expected credit losses | Non credit – impaired | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 327.0	£ 608.0
ECL coverage %	1.20%	0.80%
Lifetime expected credit losses | Non credit – impaired | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 239.0	£ 639.4
ECL coverage %	1.70%	1.10%
Lifetime expected credit losses | Non credit – impaired | Fully collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 228.0	£ 243.0
ECL coverage %	0.90%	0.40%
Lifetime expected credit losses | Non credit – impaired | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 509.0	£ 1,573.2
ECL coverage %	1.40%	0.90%
Lifetime expected credit losses | Non credit – impaired | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 23.0	£ 4.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Non credit – impaired | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 472.0	£ 1,567.0
ECL coverage %	1.50%	0.90%
Lifetime expected credit losses | Non credit – impaired | Partially collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Non credit – impaired | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 515.0	£ 689.0
ECL coverage %	1.70%	1.70%
Lifetime expected credit losses | Non credit – impaired | – less than 50% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 224.0	£ 217.0
ECL coverage %	0.40%	1.40%
Lifetime expected credit losses | Non credit – impaired | – less than 50% | France
Disclosure of financial assets [line items]
Gross exposure	£ 122.0	£ 350.0
ECL coverage %	0.80%	1.10%
Lifetime expected credit losses | Non credit – impaired | – less than 50% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Non credit – impaired | – 51% to 75%
Disclosure of financial assets [line items]
Gross exposure	£ 272.0	£ 253.0
ECL coverage %	1.50%	0.80%
Lifetime expected credit losses | Non credit – impaired | – 51% to 75% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 84.0	£ 217.0
ECL coverage %	3.60%	0.90%
Lifetime expected credit losses | Non credit – impaired | – 51% to 75% | France
Disclosure of financial assets [line items]
Gross exposure	£ 69.0	£ 34.0
ECL coverage %	1.40%	2.90%
Lifetime expected credit losses | Non credit – impaired | – 51% to 75% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Non credit – impaired | – 76% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 4.0	£ 271.0
ECL coverage %	0.00%	0.40%
Lifetime expected credit losses | Non credit – impaired | – 76% to 90% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 165.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Non credit – impaired | – 76% to 90% | France
Disclosure of financial assets [line items]
Gross exposure	£ 1.0	£ 106.0
ECL coverage %	0.00%	0.90%
Lifetime expected credit losses | Non credit – impaired | – 76% to 90% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Non credit – impaired | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 341.0	£ 462.0
ECL coverage %	1.20%	0.90%
Lifetime expected credit losses | Non credit – impaired | – 91% to 100% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 17.0	£ 9.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Non credit – impaired | – 91% to 100% | France
Disclosure of financial assets [line items]
Gross exposure	£ 47.0	£ 149.0
ECL coverage %	4.30%	1.30%
Lifetime expected credit losses | Non credit – impaired | – 91% to 100% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 228.0	£ 243.0
ECL coverage %	0.90%	0.40%
Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Gross exposure	£ 2,047.0	£ 1,962.0
Collateral value	£ 125.0	£ 152.0
ECL coverage %	38.40%	34.60%
Lifetime expected credit losses | Stage 3 | UK
Disclosure of financial assets [line items]
Gross exposure	£ 694.0	£ 781.0
Collateral value	£ 3.0	£ 22.0
ECL coverage %	30.80%	23.00%
Lifetime expected credit losses | Stage 3 | France
Disclosure of financial assets [line items]
Gross exposure	£ 839.0	£ 553.0
Collateral value	£ 122.0	£ 123.0
ECL coverage %	51.00%	67.80%
Lifetime expected credit losses | Stage 3 | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 372.0	£ 417.0
Collateral value	£ 0.0	£ 0.0
ECL coverage %	28.80%	17.70%
Lifetime expected credit losses | Stage 3 | Not collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 1,795.0	£ 1,598.0
ECL coverage %	40.30%	37.20%
Lifetime expected credit losses | Stage 3 | Not collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 673.0	£ 669.0
ECL coverage %	31.20%	25.10%
Lifetime expected credit losses | Stage 3 | Not collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 668.0	£ 378.0
ECL coverage %	57.90%	86.00%
Lifetime expected credit losses | Stage 3 | Not collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 348.0	£ 393.0
ECL coverage %	28.70%	17.80%
Lifetime expected credit losses | Stage 3 | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 80.0	£ 148.0
ECL coverage %	26.30%	16.20%
Lifetime expected credit losses | Stage 3 | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 10.0	£ 77.0
ECL coverage %	10.00%	7.80%
Lifetime expected credit losses | Stage 3 | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 12.0	£ 10.0
ECL coverage %	33.30%	50.00%
Lifetime expected credit losses | Stage 3 | Fully collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 24.0	£ 24.0
ECL coverage %	29.20%	16.70%
Lifetime expected credit losses | Stage 3 | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 172.0	£ 216.0
ECL coverage %	23.80%	27.30%
Lifetime expected credit losses | Stage 3 | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 11.0	£ 35.0
ECL coverage %	27.30%	17.10%
Lifetime expected credit losses | Stage 3 | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 159.0	£ 165.0
ECL coverage %	23.30%	27.30%
Lifetime expected credit losses | Stage 3 | Partially collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 26.0	£ 76.0
ECL coverage %	23.10%	18.40%
Lifetime expected credit losses | Stage 3 | – less than 50% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 41.0
ECL coverage %	0.00%	7.30%
Lifetime expected credit losses | Stage 3 | – less than 50% | France
Disclosure of financial assets [line items]
Gross exposure	£ 7.0	£ 6.0
ECL coverage %	28.60%	50.00%
Lifetime expected credit losses | Stage 3 | – less than 50% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | – 51% to 75%
Disclosure of financial assets [line items]
Gross exposure	£ 6.0	£ 22.0
ECL coverage %	33.30%	13.60%
Lifetime expected credit losses | Stage 3 | – 51% to 75% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 3.0	£ 19.0
ECL coverage %	33.30%	10.50%
Lifetime expected credit losses | Stage 3 | – 51% to 75% | France
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 2.0
ECL coverage %	50.00%	50.00%
Lifetime expected credit losses | Stage 3 | – 51% to 75% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | – 76% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 11.0	£ 18.0
ECL coverage %	36.40%	5.60%
Lifetime expected credit losses | Stage 3 | – 76% to 90% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 17.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | – 76% to 90% | France
Disclosure of financial assets [line items]
Gross exposure	£ 1.0	£ 1.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | – 76% to 90% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 37.0	£ 32.0
ECL coverage %	21.60%	15.60%
Lifetime expected credit losses | Stage 3 | – 91% to 100% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 3.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | – 91% to 100% | France
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 1.0
ECL coverage %	50.00%	100.00%
Lifetime expected credit losses | Stage 3 | – 91% to 100% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 24.0	£ 24.0
ECL coverage %	29.20%	16.70%
Lifetime expected credit losses | POCI
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 2.0
Collateral value	£ 0.0	£ 2.0
ECL coverage %	0.00%	100.00%
Lifetime expected credit losses | POCI | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
Collateral value	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | France
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 2.0
Collateral value	£ 0.0	£ 2.0
ECL coverage %	0.00%	100.00%
Lifetime expected credit losses | POCI | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
Collateral value	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 2.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 2.0
ECL coverage %	0.00%	100.00%
Lifetime expected credit losses | POCI | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 2.0
ECL coverage %	0.00%	100.00%
Lifetime expected credit losses | POCI | Partially collateralised | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50% | France
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75%
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75% | France
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90% | France
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100% | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100% | France
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100% | Germany
Disclosure of financial assets [line items]
Gross exposure	£ 0.0	£ 0.0
ECL coverage %	0.00%	0.00%